Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	4,837,602	5,822,811	2,552,346
Number of shares excluded from diluted shares outstanding (in shares)	3,099,221	122,237	2,630,066